Contracts with Customers (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 14, 2019	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Proceeds from License Fees Received	$ 5,000,000	$ 5,000,000
Subsequent Licensing Fee Payment	$ 3,000,000
Deferred Revenue, Revenue Recognized		178,572
Deferred Revenue		$ 4,840,323	$ 18,895
Revenue from Contract with Customer, Including Assessed Tax			$ 61,000